12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2014	2013	2012
Statutory Federal income tax rate .....	34.0%	34.0%	34.0%
Net tax effect of IRS regulations
on life insurance subsidiary ..........	-	-	-
Tax effect of S corporation status ....	(19.3)	(20.7)	(20.7)
Tax exempt income .........................	(3.5)	(2.9)	(2.6)
EffectiveTaxRate	11.2%	10.4%	10.7%